Schedule of Investments ─ IQ Winslow Focused Large Cap Growth ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Communication Services — 4.0%
Alphabet, Inc., Class C*	1,985	$231,530
Consumer Discretionary — 17.1%
Chipotle Mexican Grill, Inc.*	205	320,665
Dollar Tree, Inc.*	1,438	237,788
Hilton Worldwide Holdings, Inc.	1,846	236,417
Lululemon Athletica, Inc.*	644	199,968

Total Consumer Discretionary		994,838

Consumer Staples — 6.2%
Costco Wholesale Corp.	344	186,207
Estee Lauder Cos., Inc. (The), Class A	649	177,242

Total Consumer Staples		363,449

Energy — 2.7%
Schlumberger NV	4,186	155,008

Health Care — 19.9%
ABIOMED, Inc.*	668	195,731
Bio-Techne Corp.	469	180,696
Intuitive Surgical, Inc.*	794	182,755
UnitedHealth Group, Inc.	564	305,880
Zoetis, Inc.	1,609	293,723

Total Health Care		1,158,785

Industrials — 9.0%
Deere & Co.	712	244,344
Union Pacific Corp.	1,239	281,625

Total Industrials		525,969

Information Technology — 36.8%
Analog Devices, Inc.	1,060	182,278
ASML Holding NV	540	310,198
Intuit, Inc.	414	188,854
Mastercard, Inc., Class A	789	279,140
Microsoft Corp.	1,858	521,615
NVIDIA Corp.	965	175,273
Palo Alto Networks, Inc.*	322	160,710
ServiceNow, Inc.*	346	154,544
Visa, Inc., Class A(a)	807	171,173

Total Information Technology		2,143,785

Materials — 3.7%
Linde PLC	703	212,306

Total Common Stocks
(Cost $5,273,258)		5,785,670

Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.94%(b)
(Cost $37,364)	37,364	37,364

Total Investments — 100.0%
(Cost $5,310,622)		5,823,034
Other Assets and Liabilities, Net — (0.0)%(c)		(2,920)
Net Assets — 100.0%		$5,820,114

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $148,477; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $150,943.
(b)	Reflects the 7-day yield at July 31, 2022.
(c)	Less than 0.05%

Schedule of Investments ─ IQ Winslow Focused Large Cap Growth ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,785,670	$–	$–	$5,785,670
Short-Term Investment:
Money Market Fund	37,364	–	–	37,364
Total Investments in Securities	$5,823,034	$–	$–	$5,823,034

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.